SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Notes and other explanatory information [abstract]
Current	$ 122,076	$ 122,076
Non-current	148,232	243,280
Lease liabilities	$ 270,308	$ 365,356